Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Derivative financial instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Further netting potential not recognized on the balance sheet	$ (162.0)	$ (127.9)	$ (166.4)
of which: netting of recognized financial assets	(130.5)	(100.9)	(135.6)
of which: netting with collateral pledged	(31.5)	(27.0)	(30.8)
Liabilities, after consideration of further netting potential	21.9	14.4	14.3
Cash collateral payables on derivative instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	33.5	32.0	36.4
Further netting potential not recognized on the balance sheet	(17.5)	(17.1)	(22.6)
of which: netting of recognized financial assets	(15.5)	(15.0)	(20.2)
of which: netting with collateral pledged	(2.0)	(2.1)	(2.4)
Liabilities, after consideration of further netting potential	$ 16.0	$ 14.9	$ 13.8